Label	Element	Value
Madison Funds Prospectus | Madison Sustainable Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	MADISON SUSTAINABLE EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Madison Sustainable Equity Fund (the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the Fund’s performance. Because the Fund recently commenced operations, there is no portfolio turnover to report.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund will invest primarily in common stocks of high-quality, large cap companies (generally, stocks with a market capitalization of greater than $10 billion) that the Fund's investment adviser, Madison Asset Management, LLC ("Madison") believes incorporate sustainability into their overall strategy. Under normal conditions, at least 80% of the Fund's net assets (including borrowings for investment purposes) will be invested in stocks that meet Madison's sustainability criteria. Stocks that meet this criteria are selected by integrating a research process with bottom-up fundamental analysis. The research process analyzes a company’s sustainable practices using quantitative and qualitative analysis and engagement with the company. The Fund's portfolio managers define “high-quality” companies as those businesses that exhibit sustainable growth, operate in large growth markets, and have strong competitive advantages with high barriers to entry. The Fund may invest up to 30% of its assets in foreign securities (including American Depositary Receipts ("ADRs") and emerging market securities). To the extent invested in common stocks, the Fund generally invests in only 35-50 companies at any given time. This reflects Madison's belief that your money should be invested in Madison’s top investment ideas, and that focusing on Madison’s highest conviction investment ideas is the best way to achieve the Fund’s investment objectives.
Madison follows a rigorous multi-step process when evaluating companies for the Fund, where Madison considers (1) the company’s business practices starting with corporate governance, (2) the business model and overall strategy, (3) the Board of Directors and the management team, and (4) the risk-reward of each potential investment. When considering business practices, the Fund's portfolio managers identify sustainability themes by industry analysis, corporate data and future targets, engagement with corporate management, and investment thesis. When evaluating the business model and overall strategy, Madison looks for durable competitive advantages, metrics that demonstrate consistent or improving levels of return on capital, growing revenue and earnings, and a solid balance sheet. When assessing the Board of Directors and the management team, Madison evaluates management's operational and capital allocation track records and the Board of Directors corporate governance record and how the Board structures executive compensation. The final step in the process is assessing the risk-reward when deciding to invest in a company. Madison seeks to purchase securities trading at a discount to their intrinsic value as determined by applying relative multiples to projected earnings, discounted cash flows, and additional valuation methodologies. Often Madison finds companies that meet our business model and sustainability criteria but not our valuation hurdle. Those companies are monitored for inclusion later when the price may be more appropriate.
Madison's criteria for selecting sustainable investments will vary by industry and company. Madison uses a proprietary scoring system to assign an “above average,” “average,” or “below average” rating to each company, and monitors these ratings across the portfolio. Madison will only invest in securities it determines are “above average.” Madison primarily uses the services of Sustainalytics US Inc., an independent, third-party service that provides sustainability analytics and ratings. The Sustainalytics ratings are not determinative, but one of many factors considered when making investment decisions. Madison considers a number of sustainability metrics when reviewing a company for the portfolio, which may include: carbon footprint; waste management; water usage; diversity, equity and inclusion; product safety; data management; board composition; ethical standards; and regulatory issues. Madison may also use research reports and other data when reviewing sustainable investing opportunities.
Madison may sell stocks for several reasons, including: (i) excessive valuation, (ii) the fundamental business prospects for the company have materially changed, (iii) the company no longer meets our sustainability criteria or inconsistent or negative changes in sustainability practices or (iv) Madison finds a more attractive alternative.
The Fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the Fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Although the Fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the Fund may invest up to 100% in money market instruments. To the extent the Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The specific risks of owning the Fund are set forth below.  You could lose money as a result of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  The Fund’s share price and total return will fluctuate.  You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.
Equity Risk. The Fund is subject to equity risk. Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.
Large Cap Risk. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In addition, larger companies may not be able to attain the high growth rates of successful smaller companies and may be less capable of responding quickly to competitive challenges and industry changes. As a result, the Fund’s value may not rise as much as, or may fall more than, the value of funds that focus on companies with smaller market capitalizations.
Management Risk. The Fund is actively managed. The investment techniques and decisions of the investment adviser and the Fund’s portfolio managers, including the investment adviser’s assessment of a company’s sustainability profile when selecting investments for the Fund, may not produce the desired results and may adversely impact the Fund’s performance, including relative to other funds that do not consider sustainability factors or come to different conclusions regarding such factors.
Sustainable Investment Risk. The Fund follows a sustainable investment approach by investing in companies that embed sustainability in their overall strategy and demonstrate adherence to sustainable business practices. In pursuing such a strategy, the Fund may forgo opportunities to gain exposure to certain companies, industries or sectors, and may be overweight or underweight in certain industries or sectors relative to its benchmark index, which may cause the Fund's performance to be more or less sensitive to developments affecting those sectors. In addition, since sustainable investing takes into consideration factors beyond traditional financial analysis, the investment opportunities for the Fund may be limited at times. Sustainability related information provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Madison’s framework of sustainable investing will vary from other managers. Further, the regulatory landscape for sustainable investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing companies to engage in sustainable practices may fall out of favor, which could potentially limit the Fund’s investment universe. There is also a risk that the companies identified through the investment process may fail to adhere to sustainable business practices, which may result in the Fund selling a security when it might otherwise be disadvantageous to do so.
Foreign Security and Emerging Market Risk. Investments in foreign securities, including investments in ADRs and emerging market securities, involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.
Depository Receipt Risk. Depository receipts, such ADRs, may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depository receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program.  Depository receipts involve many of the same risks as direct investments in foreign securities.  These risks include but are not limited to: fluctuations in currency exchange rates, which are affected by international balances of payments and other financial conditions; government interventions; and speculation.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.  Investments in depository receipts that are traded over the counter may also be subject to liquidity risk.
Growth and Value Risks. Stocks with growth characteristics can experience sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. Because the Fund generally follows a strategy of holding stocks with both growth and value characteristics, any particular stock’s share price may be negatively affected by either set of risks.
Mid Cap Risk. In addition to large-capitalization companies, the Fund may invest in mid-capitalization companies, which may entail greater risks than investments in larger, more established companies. Midsize companies tend to have narrower product lines, fewer financial resources and a more limited trading market for their securities, as compared to larger companies. They may also experience greater price volatility than securities of larger capitalization companies because growth prospects for these companies may be less certain and the market for such securities may be smaller. Some midsize companies may not have established financial histories; may have limited product lines, markets or financial resources; may depend on a few key personnel for management; and may be susceptible to losses and risks of bankruptcy.
Capital Gain Realization Risks to Taxpaying Shareholders. Because of the focused nature of the Fund’s portfolio, the Fund is susceptible to capital gain realization. In other words, when the Fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities. The Fund’s sale of just a few positions will represent a larger percentage of the Fund’s assets compared with, say, a fund that has hundreds of securities positions.
Market Risk. The share price of the Fund reflects the value of the securities it holds. If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount). If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money as a result of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund commenced operations in December 2021, and therefore does not yet have performance history to report. Once the Fund has returns for a full calendar year, this Prospectus will provide performance information which gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations in December 2021, and therefore does not yet have performance history to report.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-877-6089
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.madisonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Madison Funds Prospectus | Madison Sustainable Equity Fund | Sustainable Equity Fund Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MFSYX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 287
Madison Funds Prospectus | Madison Sustainable Equity Fund | Sustainable Equity Fund Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MFSIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 255

[1]	Under a separate administrative services agreement, the Fund’s investment adviser, Madison Asset Management, LLC (“Madison”), provides or arranges for the Fund to have all other operational and support services it needs. The fee is calculated as a percentage of the average daily net assets of the Fund.